[WILMINGTON
       FUNDS LOGO]

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  SUMMARY PROSPECTUS                                         NOVEMBER 1, 2011
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WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

TICKER: INSTITUTIONAL SHARES -- WCAIX
        A SHARES -- WCAAX

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund including the Fund's Statement of Additional Information (SAI) and shareholder reports online at www.wilmingtonfunds.com. You can also get this information at no cost by calling
(800) 336-9970, by sending an email request to wtmutualfund@wilmingtontrust.com, or from any financial intermediary that offers shares of the Fund. The Fund's Prospectus and SAI, both dated November 1, 2011, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek current income and preservation of capital.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 20 of the Fund's Prospectus.

      SHAREHOLDER FEES
      (fees paid directly from your investment)                                   INSTITUTIONAL SHARES     A SHARES
      --------------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Purchases
      (as a % of offering price)                                                  None                     3.50%
      --------------------------------------------------------------------------------------------------------------
      Redemption Fee (as a percentage of amount redeemed
         within 60 days of purchase)                                              1.00%                    1.00%
      --------------------------------------------------------------------------------------------------------------

      ANNUAL FUND OPERATING EXPENSES
      (expenses that you pay each year as a % of the value of your investment)    INSTITUTIONAL SHARES     A SHARES
      --------------------------------------------------------------------------------------------------------------
      Management Fees                                                             None                     None
      --------------------------------------------------------------------------------------------------------------
      Distribution (12b-1) and/or Service Fees                                    None                     0.25%
      --------------------------------------------------------------------------------------------------------------
      Other Expenses                                                              0.35%                    0.35%
      --------------------------------------------------------------------------------------------------------------
      Acquired Fund Fees and Expenses                                             0.56%                    0.56%
      --------------------------------------------------------------------------------------------------------------
      TOTAL ANNUAL FUND OPERATING EXPENSES                                        0.91%                    1.16%
      --------------------------------------------------------------------------------------------------------------

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
      --------------------------------------------------------------------------
      INSTITUTIONAL SHARES        $ 93        $290         $504        $1,120
      --------------------------------------------------------------------------
      A SHARES                    $464        $706         $966        $1,710
      --------------------------------------------------------------------------

1                                                 CONSERV.ASSET - SUMPRO - 11/11

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  WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND              NOVEMBER 1, 2011
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PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by normally investing approximately 50% to 70% of its assets in fixed income and real return funds and approximately 30% to 50% of its assets in equity funds. The Fund invests primarily in affiliated underlying funds and unaffiliated underlying funds, including exchange traded funds ("ETFs") (together, the "Underlying Funds"). The Fund may also invest in government securities, stocks, bonds and other types of securities (i.e., securities not issued by a fund) provided that such securities are consistent with the Fund's investment objective. For cash management purposes, the Fund may hold a portion of its assets directly in U.S. Government securities, money market funds and cash or cash equivalents.

The investment adviser uses a two-stage process to create an investment portfolio for the Fund. The first stage involves determining the percentage of the Fund's assets to be invested in the following asset classes: U.S. Equity, International Equity, Fixed Income and "Real Return" assets (inflation-linked bonds, securities of real estate companies and investment trusts and commodity-related securities). The investment adviser anticipates allocating approximately 5-35% to U.S. Equity, 0-35% to International Equity, 35-75% to Fixed Income and 0-25% to Real Return assets. The investment adviser may periodically adjust asset class allocations based on various quantitative and qualitative data.

The second stage involves the selection of Underlying Funds to represent each asset class and the determination of weightings among the Underlying Funds. The investment adviser monitors the Fund's holdings daily to ensure that both the Underlying Funds selected and the actual allocations among the Underlying Funds continue to conform to the Fund's asset class allocations over time.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

o ASSET ALLOCATION RISK: The Fund's investment performance depends, in part, upon how its assets are allocated and reallocated among the Underlying Funds.

o COMMODITY RISK: The value of commodity-related securities may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o DEBT SECURITY RISKS: Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

o EMERGING MARKETS RISK: The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

o FOREIGN SECURITIES RISK: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

2

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  WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND              NOVEMBER 1, 2011
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o     GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

o HIGH YIELD BONDS RISK: High yield bonds are subject to the risks normally associated with investing in fixed income securities. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds.

o INVESTMENTS IN AFFILIATED UNDERLYING FUNDS: The investment adviser has the ability to select and substitute the Underlying Funds in which a Fund invests and may be subject to potential conflicts of interest because it may receive higher fees from certain Underlying Funds than others. However, the investment adviser is a fiduciary to the Fund and is required to act in the Fund's best interest.

o MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o NON-DIVERSIFICATION RISK: An Underlying Fund may be classified as "non-diversified," which means that an Underlying Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, an Underlying Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

o PREFERRED STOCK RISK: The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions.

o PORTFOLIO TURNOVER RISK: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

o RISKS OF REAL ESTATE-RELATED SECURITIES: Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Real estate investment trusts ("REITs") involve additional risk factors including poor performance by a REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment Company Act of 1940 (the "1940 Act"). Since REITs have expenses of their own, the Underlying Fund will bear a proportionate share of these expenses in addition to the expenses of the Underlying Fund.

o SMALL-CAP RISK: Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Small-cap companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

o UNDERLYING FUND RISK: Because the Fund invests its assets in Underlying Funds, it will be sensitive to the risks associated with the Underlying Funds and changes in the value of the Underlying Funds may have a significant effect on the net asset value of the Fund. These risks will be greater to the extent that the Fund invests in a larger percentage of its assets in a particular Underlying Fund. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests, in addition to the Fund's direct fees and expenses. Your cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Underlying Funds may change their investment objective or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the Underlying Fund at a time that is unfavorable to the Fund. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual funds. ETFs may be subject to additional risks, including the absence of an active market, the lack of market liquidity and the shares of an ETF may trade at prices other than NAV.

o VALUATION RISK: The risk that an underlying Fund has valued certain of its securities at a higher price than it can sell them.

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  WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND              NOVEMBER 1, 2011
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RISK/RETURN BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

      o     changes in the Fund's performance from year-to-year; and

      o how the Fund's average annual returns for one year, five year and since inception periods compared to those of a broad measure of market performance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970. For information on the prior history of the Fund, please see the section entitled "Prior History of the Funds" in the Fund's Statement of Additional Information.

The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                                   [BAR CHART]

    2004       2005       2006      2007        2008       2009        2010
    -----      -----      -----     -----     -------     ------       -----
    7.49%      4.37%      8.50%     6.55%     -15.27%     14.89%       8.74%

Calendar Year-to-Date Total Return as of September 30, 2011: -3.74%

During the periods shown in the bar chart, the Fund's best quarter was up 8.07% (quarter ended June 30, 2009) and the Fund's worst quarter was down -7.31% (quarter ended December 31, 2008).

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  WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND              NOVEMBER 1, 2011
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After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary.

                                                                                                         SINCE
                                                                                                         INCEPTION
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)              1 YEAR    5 YEARS    9/1/03
------------------------------------------------------------------------------------------------------------------
Institutional Shares Return Before Taxes                                              8.74%      4.18%      5.09%
Institutional Shares Return After Taxes on Distributions(1)                           7.59%      3.03%       N/A
Institutional Shares Return After Taxes on Distributions and
      Sale of Fund Shares(1)                                                          5.71%      2.94%       N/A
------------------------------------------------------------------------------------------------------------------
A Shares Return Before Taxes                                                          4.64%      3.20%      4.27%
Conservative Blended Index(2) (reflects no deduction for fees, expenses or taxes)    10.30%      5.30%      6.68%
Barclays Capital US Intermediate Government/Credit Index
   (reflects no deduction for fees, expenses or taxes)                                5.89%      5.53%      4.75%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)               16.93%      4.61%      5.80%
MSCI All Country World ex-US Investable Market Index
   (reflects no deduction for fees, expenses or taxes)                               12.73%      5.14%     11.45%
Dow Jones Global Moderately Conservative Portfolio Index(4)
   (reflects no deduction for fees, expenses or taxes)                               11.05%      5.11%      6.77%
Old Blended Index (3), (4) (reflects no deduction for fees, expenses or taxes)        9.98%      4.63%      5.22%
------------------------------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The Conservative Blended Index is calculated by the investment adviser and represents the weighted returns of the following indices: Barclays Capital US Intermediate Government/Credit Index (55%), Russell 3000 Index (20%), MSCI All Country World ex-US Investable Market Index (15%), Barclays Capital World Government Inflation-Linked Bond (ILB) Index (hedged USD) (5%), S&P Global Developed Property Index (3.5%), and the Dow Jones-UBS Commodity Index (1.5%).
(3) The Old Blended Index is calculated by the investment adviser and represents the weighted return of 40% S&P 500 Index and 60% Barclays Capital US Intermediate Government/Credit Index.
(4) Effective January 1, 2011, the Fund changed the indices it measures its performance against from the Dow Jones Global Moderately Conservative Portfolio Index and the Old Blended Index to the Conservative Blended Index, the Barclays Capital US Intermediate Government/Credit Index, the Russell 3000 Index, and the MSCI All Country World ex-US Investable Market Index. This change was made to align the indices with the asset allocation of the Fund.

MANAGEMENT

INVESTMENT ADVISER/SUB-ADVISER

Rodney Square Management Corporation ("RSMC") is the investment adviser for the Fund. Wilmington Trust Investment Management, LLC ("WTIM") is sub-adviser for the Fund.

PORTFOLIO MANAGERS
The following table lists the persons responsible for the day-to-day management of the Fund's portfolio:

      NAME                     LENGTH OF SERVICE                    TITLE
      ----------------------------------------------------------------------------------------
      R. SAMUEL FRAUNDORF      Portfolio Manager of the Fund        President of WTIM
                               since 2004.
      ----------------------------------------------------------------------------------------
      REX MACEY                Portfolio Manager of the Fund        Senior Vice President and
                               since 2009.                          Chief Investment Officer
      ----------------------------------------------------------------------------------------

PURCHASE AND SALE OF SHARES

      PURCHASE MINIMUMS            INITIAL          SUBSEQUENT
      ---------------------------------------------------------
      INSTITUTIONAL SHARES         $500,000         None
      ---------------------------------------------------------
      A SHARES                     $  1,000         None
      ---------------------------------------------------------

You may purchase and sell (redeem) your shares each day the New York Stock Exchange is open. You may purchase and sell your shares through your financial intermediary or by mail (Wilmington Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9828, Providence, RI 02940) or telephone ((800) 336-9970).

5

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  WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND              NOVEMBER 1, 2011
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TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or your shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Your withdrawals from a retirement fund may be subject to federal income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

6

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